Note 2 - Restructuring, Management Separation Charges, and Subsequent Event (Details) - Liability Balance Related to Restructuring - USD ($) $ in Thousands	3 Months Ended					12 Months Ended
	Dec. 31, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Mar. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Balance				$ 245		$ 245
Restructuring expense	$ 133	$ 105	$ 4,409	1,451	$ 1,915	6,098	$ 1,915	$ 2,338
Payments						(3,540)	(2,065)
Balance	904					904	245
Workforce-related [Member]
Restructuring Cost and Reserve [Line Items]
Balance				$ 245		245
Restructuring expense						4,002	1,915
Payments						(3,502)	(2,065)
Balance	745					745	245
Lease-related [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expense						197
Payments						(38)
Balance	$ 159					159
Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expense						$ 4,199	$ 1,915	$ 2,338